Note 51 - Consolidated Statement Of Cash Flows	12 Months Ended
Dec. 31, 2018
Consolidated statements of cash flows
Disclosure Of Cash Flow Statement Explanatory

51. Consolidated statements of cash flows

In the consolidated statements of cash flows, the balance of “Cash equivalent in central banks” includes short-term deposits at central banks under the heading "Financial assets at amortized cost" in the accompanying consolidated balance sheets and does not include demand deposits with credit institutions recorded in the heading "Cash, balances in cash at Central Bank and other demand deposits".

Cash flows from operating activities increased in the year ended December 31, 2018 by €6,609 million (compared with a decrease of €4,568 million in December 31, 2017), mainly due to the change in “Financial assets held for trading”.

Cash flows from investing activities increased in the year ended December 31, 2018 by €4,614 million (compared with an increase of €3,462 million in December 31, 2017), mainly due to the change in “Joint Ventures and Associates”.

Cash flows from financing activities decreased in the year ended December 31, 2018 by €4,994 million (compared with an increase of €1,015 million in December 31, 2017), mainly due to the change in “Subordinated Liabilities”.

The variation between 2018 and 2017 of the financial liabilities from financing activities is the following:

Liabilities from financing activities (Millions of Euros)
	December 31, 2017	Cash flows	Non-cash changes				December 31, 2018
			Acquisition	Disposal	Foreign exchange movement	Fair value changes
Debt certificates	50,635	(1,621)	-	(1,900)	(779)	-	46,335
Subordinated debt certificates	17,443	857	-	(694)	29	-	17,635
Short-term debt	10,013	931	-	-	81	-	11,025
Other financial liabilities	8,891	1,574	-	(643)	(1,328)	-	8,495
Total	86,982	1,741	-	(3,237)	(1,997)	-	83,490

Liabilities from financing activities (Millions of Euros)
	December 31, 2016	Cash flows	Non-cash changes				December 31, 2017
			Acquisition	Disposal	Foreign exchange movement	Fair value changes
Debt certificates	59,388	(5,958)	-	-	(2,796)	-	50,635
Subordinated debt certificates	16,987	1,679	-	-	(1,223)	-	17,443
Short-term debt	11,556	(1,319)	-	-	(224)	-	10,013
Other financial liabilities	10,179	(378)	-	-	(910)	-	8,891
Total	98,111	(5,976)	-	-	(5,153)	-	86,982